Long-Term Debt and Other Financial Liabilities, Village Seven Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Installment	Apr. 24, 2023 USD ($)	Dec. 31, 2022 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 213,711		$ 235,603
Village Seven Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount		$ 19,000
Term of charter contract	4 years 5 months
Purchase price of vessel	$ 7,811
Number of consecutive payment installments | Installment	53
Installment payment	$ 211
Balance outstanding	$ 17,091
Village Seven Sale and Leaseback [Member] | SOFR [Member]
Sale and Leaseback Transaction [Abstract]
Term of variable rate	3 months
Margin on variable rate	3.00%